Condensed Consolidated Statements of Cash Flows - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,050,990	$ 261,024	$ 155,067	$ (837,466)
Adjusted to reconcile net income to cash provided by operating activities:
Depreciation	65,547	25,637	128,400	11,724
Changes in operating assets and liabilities
Increase (decrease) in: Other receivable	(277,212)	1,859,231	33,793	(966,657)
Increase (decrease) in: Prepayment	(912,708)	(604)	(201,519)
Increase (decrease) in: Accounts payable and accrued liabilities	(440,403)	521,473	837,646	275,639
Increase (decrease) in: Business and related taxes payable	474,185	92,851	439,558	142,659
Increase (decrease) in: Other payable	1,285,201	(25,613)	3,596,787	1,481,207
Net cash provided by operating activities	1,245,600	2,733,974	4,989,732	107,106
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(117,438)	(54,271)	(687,420)	(154,918)
Net cash used in investing activities	(117,438)	(54,271)	(687,420)	(154,918)
CASH FLOWS FROM FINANCING ACTIVITIES
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(131,892)	6,973	(263,370)	(26,246)
NET INCREASE IN CASH AND CASH EQUIVALENTS	996,271	2,686,676	4,038,942	(74,058)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	5,712,741	1,673,799	1,673,799	1,747,857
CASH AND CASH EQUIVALENTS, END OF YEAR	6,709,012	4,360,475	5,712,741	1,673,799
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash interest income received	47,300	875	15,701	1,853
Cash Paid for taxes